                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                        Van Kampen Strategic Growth Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 2/28/07

Item 1. Report to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Strategic Growth Fund, formerly Emerging Growth Fund, performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of February 28, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 2/28/07

                     A SHARES            B SHARES            C SHARES         I SHARES     R SHARES
                       since               since               since           since        since
                     10/02/70            04/20/92            07/06/93         10/16/00     10/01/02
----------------------------------------------------------------------------------------------------
AVERAGE                     W/MAX               W/MAX               W/MAX
ANNUAL             W/O      5.75%      W/O      5.00%      W/O      1.00%       W/O          W/O
TOTAL             SALES     SALES     SALES     SALES     SALES     SALES      SALES        SALES
RETURNS          CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES    CHARGES      CHARGES

Since Inception  14.40%    14.22%    10.51%    10.51%     8.99%     8.99%      -9.12%        8.13%

10-year           7.53      6.89      6.87      6.87      6.72      6.72          --           --

5-year            1.85      0.65      1.08      0.79      1.09      1.09        2.10           --

1-year           -0.28     -6.01     -1.02     -5.96     -1.02     -2.01        0.00        -0.61

6-month           8.35      2.13      7.96      2.96      7.96      6.96        8.50         8.14
----------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I Shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least one million dollars and (iii) institutional clients with assets of at least one million dollars. Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class R Shares are available for purchase exclusively by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies (the 1000 largest U.S. companies) with higher price-to-book ratios and higher forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

MARKET CONDITIONS

In general, stocks yielded positive returns for the six-months ended February 28, 2007, despite the volatility that existed among many sectors within the broad market. At the beginning of the reporting period, investor sentiment was buoyed by the Federal Open Market Committee's (the "Fed") decision to pause its monetary tightening on indications that the U.S. economy was stabilizing and inflation remained within a tolerable range. Receding oil prices sparked consumer spending during the third quarter, bolstering retail sales. Despite the softening of the housing markets and the mounting evidence that economic growth was clearly moderating, the markets remained generally steady up through the holiday season, even though retail sales were actually lower than expected. The markets surged ahead in January and into February; however, stocks declined at the end of the reporting period due to a confluence of events, including the market correction in China and its negative impact on the global markets, and the difficulties within the U.S. sub-prime mortgage market. Nonetheless, it appeared that market fundamentals remained intact at the end of the period.

On a sector-by-sector basis, the financial services sector performed well as corporate earnings reports--for the most part--were still meeting or exceeding expectations, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity, stock buybacks and dividend increases continued to bolster positive sentiment for stocks. The energy sector overall declined as oil prices retreated amid excess supply and prolonged mild winter weather across much of the U.S. Finally, the health care sector retrenched around the mid-term elections and has remained flat over the last few weeks of the reporting period as investors continue to gauge the effect the new Democratic majority in Congress would have upon the industry.

PERFORMANCE ANALYSIS

The fund returned 8.35 percent for the six months ended February 28, 2007 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Russell 1000(R) Growth Index, returned 9.54 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

---------------------------------------------------------------------------
                                                           RUSSELL
                                                           1000(R)
      CLASS A   CLASS B   CLASS C   CLASS I   CLASS R   GROWTH INDEX

       8.35%     7.96%     7.96%     8.50%     8.14%        9.54%
---------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The fund trailed the Russell 1000 Growth Index during the period due to sector allocation and stock selection decisions. Among those sectors that detracted the most from relative performance was information technology, where weak stock selection and an underweight allocation greatly diminished overall performance. It is worth noting, however, that the fund's top holding was a technology firm whose strong return partially mitigated the poor returns of this sector as a whole. The fund's overweight in the volatile energy sector also hurt returns. Within the utilities sector, investment in a single holding was detrimental to the fund.

On the other hand, there were several areas of strength for the fund that helped to offset these weaker sectors during the period. For instance, the fund's overweight allocation in the consumer discretionary sector, especially in the hotels, restaurants and leisure-time companies, added to relative returns. Investment in textile apparel firms and luxury goods providers also boosted performance. Strong stock selection in the financial services sector turned out to be quite advantageous. Here, exposure to capital markets greatly enhanced returns, along with select holdings in investment banking and brokerage, life and health insurance and real estate management development companies. Within the industrial sector, stock selection helped advance the fund, although an underweight allocation detracted slightly. In this sector, the fund's exposure to select aerospace and defense firms benefited performance significantly, as did its holding of major domestic airline carrier.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

TOP TEN HOLDINGS AS OF 2/28/07
Cisco Systems, Inc.                                               3.0%
America Movil, SA de CV, Ser L                                    2.5
Hewlett-Packard Co.                                               2.5
Shire PLC                                                         2.3
Roche Holding AG                                                  2.3
Google, Inc., Class A                                             2.1
Cognizant Technology Solutions Corp., Class A                     2.1
J.C. Penney Co., Inc.                                             2.1
Lockheed Martin Corp.                                             2.0
Walt Disney Co.                                                   1.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/07
Pharmaceuticals                                                   9.2%
Computer Hardware                                                 5.6
Aerospace & Defense                                               4.7
Wireless Telecommunication Services                               4.6
Communications Equipment                                          4.0
IT Consulting & Other Services                                    4.0
Internet Software & Services                                      3.8
Investment Banking & Brokerage                                    3.6
Health Care Equipment                                             3.4
Biotechnology                                                     3.2
Department Stores                                                 3.1
Apparel, Accessories & Luxury Goods                               2.8
Oil & Gas Equipment & Services                                    2.6
Hotels, Resorts & Cruise Lines                                    2.3
Integrated Oil & Gas                                              2.2
Household Products                                                2.2
Semiconductors                                                    1.8
Movies & Entertainment                                            1.7
Construction & Farm Machinery & Heavy Trucks                      1.7
Restaurants                                                       1.7
Application Software                                              1.5
Steel                                                             1.4
Systems Software                                                  1.4
Broadcasting & Cable TV                                           1.4
Life & Health Insurance                                           1.4
Specialized Finance                                               1.4
Semiconductor Equipment                                           1.4
Fertilizers & Agricultural Chemicals                              1.3
Electrical Components & Equipment                                 1.3
Real Estate Management & Development                              1.3
Health Care Services                                              1.2
General Merchandise Stores                                        1.2
Soft Drinks                                                       1.1
Food Retail                                                       1.1
Industrial Machinery                                              1.1
Other Diversified Financial Services                              1.1
Footwear                                                          1.1
Oil & Gas Exploration & Production                                1.0
Casinos & Gaming                                                  1.0

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 2/28/07
                                       (continued from previous page)
Apparel Retail                                                    0.9
Computer Storage & Peripherals                                    0.9
Heavy Electrical Equipment                                        0.8
Automobile Manufacturers                                          0.8
Asset Management & Custody Banks                                  0.8
Airlines                                                          0.8
Data Processing & Outsourced Services                             0.8
Diversified Banks                                                 0.7
Motorcycle Manufacturers                                          0.7
                                                                -----
Total Long-Term Investments                                      99.1%
Repurchase Agreements                                             2.0
Liabilities in Excess of Other Assets                            -1.1
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 9/1/06 - 2/28/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   9/1/06           2/28/07       9/1/06-2/28/07
Class A
  Actual......................................    $1,000.00        $1,083.48          $5.99
  Hypothetical................................     1,000.00         1,019.09           5.81
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,079.59           9.90
  Hypothetical................................     1,000.00         1,015.29           9.59
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,079.59           9.90
  Hypothetical................................     1,000.00         1,015.29           9.59
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,085.02           4.70
  Hypothetical................................     1,000.00         1,020.29           4.56
  (5% annual return before expenses)
Class R
  Actual......................................     1,000.00         1,081.37           7.28
  Hypothetical................................     1,000.00         1,017.79           7.05
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.16%, 1.92%, 1.92%, 0.91% and 1.41% for Class A, B, C, I and R Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.
 8

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS  99.1%
AEROSPACE & DEFENSE  4.7%
Lockheed Martin Corp. ......................................     800,000    $   77,824,000
Precision Castparts Corp. ..................................     700,000        63,679,000
Raytheon Co. ...............................................     800,000        42,840,000
                                                                            --------------
                                                                               184,343,000
                                                                            --------------
AIRLINES  0.8%
AMR Corp. (a)...............................................     950,000        32,385,500
                                                                            --------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.8%
Coach, Inc. (a).............................................   1,000,000        47,200,000
Phillips-Van Heusen Corp. ..................................     350,000        19,194,000
Polo Ralph Lauren Corp. ....................................     500,000        43,490,000
                                                                            --------------
                                                                               109,884,000
                                                                            --------------
APPAREL RETAIL  0.9%
American Eagle Outfitters, Inc. ............................   1,125,000        34,931,250
                                                                            --------------

APPLICATION SOFTWARE  1.5%
Adobe Systems, Inc. (a).....................................   1,500,000        58,875,000
                                                                            --------------

ASSET MANAGEMENT & CUSTODY BANKS  0.8%
State Street Corp. .........................................     500,000        32,755,000
                                                                            --------------

AUTOMOBILE MANUFACTURERS  0.8%
Toyota Motor Corp.--ADR (Japan).............................     250,000        33,375,000
                                                                            --------------

BIOTECHNOLOGY  3.2%
Celgene Corp. (a)...........................................   1,000,000        53,300,000
Gilead Sciences, Inc. (a)...................................     800,000        57,248,000
Vertex Pharmaceuticals, Inc. (a)............................     550,000        16,879,500
                                                                            --------------
                                                                               127,427,500
                                                                            --------------
BROADCASTING & CABLE TV  1.4%
Comcast Corp., Class A (a)..................................   2,125,000        54,655,000
                                                                            --------------

CASINOS & GAMING  1.0%
Las Vegas Sands Corp. (a)...................................     450,000        38,826,000
                                                                            --------------

COMMUNICATIONS EQUIPMENT  4.0%
Cisco Systems, Inc. (a).....................................   4,500,000       116,730,000
Research In Motion, Ltd. (Canada) (a).......................     300,000        42,183,000
                                                                            --------------
                                                                               158,913,000
                                                                            --------------
COMPUTER HARDWARE  5.6%
Apple Computer, Inc. (a)....................................     800,000        67,688,000
Hewlett-Packard Co. ........................................   2,500,000        98,450,000
IBM Corp. ..................................................     600,000        55,806,000
                                                                            --------------
                                                                               221,944,000
                                                                            --------------

See Notes to Financial Statements                                              9

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS  0.9%
EMC Corp. (a)...............................................   2,500,000    $   34,875,000
                                                                            --------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS  1.7%
Deere & Co. ................................................     350,000        37,947,000
Manitowoc Co., Inc. ........................................     500,000        29,350,000
                                                                            --------------
                                                                                67,297,000
                                                                            --------------
DATA PROCESSING & OUTSOURCED SERVICES  0.8%
Alliance Data Systems Corp. (a).............................     500,000        29,875,000
                                                                            --------------

DEPARTMENT STORES  3.1%
J.C. Penney Co., Inc. ......................................   1,000,000        81,110,000
Kohl's Corp. (a)............................................     600,000        41,394,000
                                                                            --------------
                                                                               122,504,000
                                                                            --------------
DIVERSIFIED BANKS  0.7%
Barclays PLC--ADR (United Kingdom)..........................     500,000        29,265,000
                                                                            --------------

ELECTRICAL COMPONENTS & EQUIPMENT  1.3%
Emerson Electric Co. .......................................   1,200,000        51,708,000
                                                                            --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.3%
Monsanto Co. ...............................................   1,000,000        52,690,000
                                                                            --------------

FOOD RETAIL  1.1%
Safeway, Inc. ..............................................   1,250,000        43,212,500
                                                                            --------------

FOOTWEAR  1.1%
Nike, Inc., Class B.........................................     400,000        41,788,000
                                                                            --------------

GENERAL MERCHANDISE STORES  1.2%
Target Corp. ...............................................     750,000        46,147,500
                                                                            --------------

HEALTH CARE EQUIPMENT  3.4%
Baxter International, Inc. .................................   1,250,000        62,512,500
Hologic, Inc. (a)...........................................     650,000        35,782,500
Stryker Corp. ..............................................     600,000        37,212,000
                                                                            --------------
                                                                               135,507,000
                                                                            --------------
HEALTH CARE SERVICES  1.2%
Laboratory Corp. of America Holdings (a)....................     600,000        47,850,000
                                                                            --------------

HEAVY ELECTRICAL EQUIPMENT  0.8%
ABB Ltd.--ADR (Switzerland).................................   2,000,000        33,480,000
                                                                            --------------

HOTELS, RESORTS & CRUISE LINES  2.3%
Hilton Hotels Corp. ........................................   1,250,000        44,125,000
Marriott International, Inc., Class A.......................   1,000,000        47,910,000
                                                                            --------------
                                                                                92,035,000
                                                                            --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS  2.2%
Colgate-Palmolive Co. ......................................     600,000    $   40,416,000
Procter & Gamble Co. .......................................     700,000        44,443,000
                                                                            --------------
                                                                                84,859,000
                                                                            --------------
INDUSTRIAL MACHINERY  1.1%
Danaher Corp. ..............................................     600,000        42,984,000
                                                                            --------------

INTEGRATED OIL & GAS  2.2%
Exxon Mobil Corp. ..........................................     900,000        64,512,000
Marathon Oil Corp. .........................................     250,000        22,685,000
                                                                            --------------
                                                                                87,197,000
                                                                            --------------
INTERNET SOFTWARE & SERVICES  3.8%
Akamai Technologies, Inc. (a)...............................   1,300,000        67,041,000
Google, Inc., Class A (a)...................................     182,350        81,957,207
                                                                            --------------
                                                                               148,998,207
                                                                            --------------
INVESTMENT BANKING & BROKERAGE  3.6%
Bear Stearns Co., Inc. .....................................     200,000        30,448,000
Charles Schwab Corp. .......................................   2,750,000        50,820,000
Goldman Sachs Group, Inc. ..................................     300,000        60,480,000
                                                                            --------------
                                                                               141,748,000
                                                                            --------------
IT CONSULTING & OTHER SERVICES  4.0%
Accenture, Ltd., Class A (Bermuda)..........................   1,000,000        35,700,000
Cognizant Technology Solutions Corp., Class A (a)...........     900,000        81,180,000
Infosys Technologies, Ltd.--ADR (India).....................     750,000        40,695,000
                                                                            --------------
                                                                               157,575,000
                                                                            --------------
LIFE & HEALTH INSURANCE  1.4%
Prudential Financial, Inc. .................................     600,000        54,564,000
                                                                            --------------

MOTORCYCLE MANUFACTURERS  0.7%
Harley-Davidson, Inc. ......................................     400,000        26,360,000
                                                                            --------------

MOVIES & ENTERTAINMENT  1.7%
Walt Disney Co. ............................................   2,000,000        68,520,000
                                                                            --------------

OIL & GAS EQUIPMENT & SERVICES  2.6%
Cameron International Corp. (a).............................     650,000        36,848,500
Schlumberger, Ltd. .........................................     700,000        43,960,000
Tenaris, SA--ADR (Luxembourg)...............................     500,000        22,705,000
                                                                            --------------
                                                                               103,513,500
                                                                            --------------
OIL & GAS EXPLORATION & PRODUCTION  1.0%
Devon Energy Corp. .........................................     600,000        39,426,000
                                                                            --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.1%
JPMorgan Chase & Co. .......................................     850,000        41,990,000
                                                                            --------------

See Notes to Financial Statements                                             11

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
PHARMACEUTICALS  9.2%
Abbott Laboratories.........................................     750,000    $   40,965,000
Allergan, Inc. .............................................     500,000        55,855,000
Novartis AG--ADR (Switzerland)..............................     750,000        41,572,500
Roche Holding AG--ADR (Switzerland).........................   1,000,000        89,010,800
Schering-Plough Corp. ......................................   2,000,000        46,960,000
Shire PLC--ADR (United Kingdom).............................   1,400,000        90,258,000
                                                                            --------------
                                                                               364,621,300
                                                                            --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  1.3%
CB Richard Ellis Group, Inc., Class A (a)...................   1,500,000        49,980,000
                                                                            --------------

RESTAURANTS  1.7%
McDonald's Corp. ...........................................   1,500,000        65,580,000
                                                                            --------------

SEMICONDUCTOR EQUIPMENT  1.4%
Applied Materials, Inc. ....................................   1,500,000        27,855,000
MEMC Electronic Materials, Inc. (a).........................     500,000        25,785,000
                                                                            --------------
                                                                                53,640,000
                                                                            --------------
SEMICONDUCTORS  1.8%
Broadcom Corp., Class A (a).................................     900,000        30,681,000
Intel Corp. ................................................   2,000,000        39,700,000
                                                                            --------------
                                                                                70,381,000
                                                                            --------------
SOFT DRINKS  1.1%
PepsiCo, Inc. ..............................................     700,000        44,205,000
                                                                            --------------

SPECIALIZED FINANCE  1.4%
Chicago Mercantile Exchange Holdings, Inc. .................     100,000        53,913,000
                                                                            --------------

STEEL  1.4%
Allegheny Technologies, Inc. ...............................     550,000        56,347,500
                                                                            --------------

SYSTEMS SOFTWARE  1.4%
Microsoft Corp. (a).........................................   2,000,000        56,340,000
                                                                            --------------

WIRELESS TELECOMMUNICATION SERVICES  4.6%
America Movil, SA de CV, Ser L--ADR (Mexico)................   2,250,000        98,550,000
American Tower Corp., Class A (a)...........................   1,500,000        58,110,000
Vimpel--Communications--ADR (Russia) (a)....................     300,000        24,138,000
                                                                            --------------
                                                                               180,798,000
                                                                            --------------

TOTAL LONG-TERM INVESTMENTS  99.1%
(Cost $3,221,749,723)....................................................    3,910,088,757
                                                                            --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

DESCRIPTION                                                                     VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS  2.0%
Citigroup Global Markets, Inc. ($17,351,612 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.27%, dated 02/28/07, to be sold on 03/01/07 at $17,354,152)..........   $   17,351,612
State Street Bank & Trust Co. ($61,616,388 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.12%, dated 02/28/07, to be sold on 03/01/07 at $61,625,152)..........       61,616,388
                                                                            --------------

TOTAL REPURCHASE AGREEMENTS  2.0%
  (Cost $78,968,000).....................................................       78,968,000
                                                                            --------------

TOTAL INVESTMENTS  101.1%
  (Cost $3,300,717,723)..................................................    3,989,056,757
LIABILITIES IN EXCESS OF OTHER ASSETS  (1.1%)............................      (44,882,384)
                                                                            --------------

NET ASSETS  100.0%.......................................................   $3,944,174,373
                                                                            ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             13

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $3,300,717,723).....................  $  3,989,056,757
Cash........................................................               843
Receivables:
  Investments Sold..........................................        49,164,612
  Fund Shares Sold..........................................         4,021,648
  Dividends.................................................         2,182,531
  Interest..................................................            11,303
Other.......................................................           542,462
                                                              ----------------
    Total Assets............................................     4,044,980,156
                                                              ----------------
LIABILITIES:
Payables:
  Investments Purchased.....................................        79,431,030
  Fund Shares Repurchased...................................        12,297,198
  Distributor and Affiliates................................         4,794,597
  Investment Advisory Fee...................................         1,434,129
Trustees' Deferred Compensation and Retirement Plans........           701,637
Accrued Expenses............................................         2,147,192
                                                              ----------------
    Total Liabilities.......................................       100,805,783
                                                              ----------------
NET ASSETS..................................................  $  3,944,174,373
                                                              ================
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $  8,635,246,270
Net Unrealized Appreciation.................................       688,339,034
Accumulated Net Investment Loss.............................       (11,730,718)
Accumulated Net Realized Loss...............................    (5,367,680,213)
                                                              ----------------
NET ASSETS..................................................  $  3,944,174,373
                                                              ================
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $2,570,554,697 and 60,204,800 shares of
    beneficial interest issued and outstanding).............  $          42.70
    Maximum sales charge (5.75%* of offering price).........              2.61
                                                              ----------------
    Maximum offering price to public........................  $          45.31
                                                              ================
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,106,694,708 and 30,676,260 shares of
    beneficial interest issued and outstanding).............  $          36.08
                                                              ================
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $205,795,320 and 5,560,613 shares of
    beneficial interest issued and outstanding).............  $          37.01
                                                              ================
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $59,734,089 and 1,376,842 shares of
    beneficial interest issued and outstanding).............  $          43.38
                                                              ================
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,395,559 and 33,028 shares of beneficial
    interest issued and outstanding)........................  $          42.25
                                                              ================

*   On sales of $50,000 or more, the sales charge will be reduced.

 14                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended February 28, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $383)........  $ 13,862,441
Interest....................................................     4,758,152
                                                              ------------
    Total Income............................................    18,620,593
                                                              ------------
EXPENSES:
Distribution (12b-1) and Service Fees
  Class A...................................................     3,380,762
  Class B...................................................     6,020,925
  Class C...................................................     1,135,090
  Class R...................................................         4,634
Investment Advisory Fee.....................................     9,478,738
Transfer Agent Fees.........................................     8,543,696
Reports to Shareholders.....................................       538,413
Accounting and Administrative Expenses......................       248,432
Custody.....................................................       129,793
Professional Fees...........................................        94,035
Registration Fees...........................................        80,583
Trustees' Fees and Related Expenses.........................        79,622
Other.......................................................        91,017
                                                              ------------
    Total Expenses..........................................    29,825,740
    Less Credits Earned on Cash Balances....................        76,700
                                                              ------------
    Net Expenses............................................    29,749,040
                                                              ------------
NET INVESTMENT LOSS.........................................  $(11,128,447)
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 58,353,554
  Foreign Currency Transactions.............................          (135)
                                                              ------------
Net Realized Gain...........................................    58,353,419
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   390,690,115
  End of the Period.........................................   688,339,034
                                                              ------------
Net Unrealized Appreciation During the Period...............   297,648,919
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $356,002,338
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $344,873,891
                                                              ============

See Notes to Financial Statements                                             15

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                        FEBRUARY 28, 2007    AUGUST 31, 2006
                                                        ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss...................................   $  (11,128,447)     $   (28,467,728)
Net Realized Gain.....................................       58,353,419          602,318,022
Net Unrealized Appreciation/Depreciation During the
  Period..............................................      297,648,919         (592,957,591)
                                                         --------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      344,873,891          (19,107,297)
                                                         --------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      179,339,059          511,765,322
Cost of Shares Repurchased............................     (841,338,897)      (1,593,108,658)
                                                         --------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (661,999,838)      (1,081,343,336)
                                                         --------------      ---------------
TOTAL DECREASE IN NET ASSETS..........................     (317,125,947)      (1,100,450,633)
NET ASSETS:
Beginning of the Period...............................    4,261,300,320        5,361,750,953
                                                         --------------      ---------------
End of the Period (Including accumulated undistributed
  net investment loss of $11,730,718 and $602,271,
  respectively).......................................   $3,944,174,373      $ 4,261,300,320
                                                         ==============      ===============

 16                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                      YEAR ENDED AUGUST 31,
CLASS A SHARES                 FEBRUARY 28,   ----------------------------------------------------
                                   2007         2006       2005       2004       2003       2002
                               -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................   $  39.41     $  39.84   $  34.14   $  34.08   $  30.96   $  43.18
                                 --------     --------   --------   --------   --------   --------
  Net Investment Loss (a).....      (0.06)       (0.12)     -0-(c)     (0.16)     (0.18)     (0.17)
  Net Realized and Unrealized
    Gain/Loss.................       3.35        (0.31)      5.70       0.22       3.30     (12.05)
                                 --------     --------   --------   --------   --------   --------
Total from Investment
  Operations..................       3.29        (0.43)      5.70       0.06       3.12     (12.22)
                                 --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD......................   $  42.70     $  39.41   $  39.84   $  34.14   $  34.08   $  30.96
                                 ========     ========   ========   ========   ========   ========

Total Return (b)..............      8.35%*      -1.08%     16.70%      0.18%     10.08%    -28.30%
Net Assets at End of the
  Period (In millions)........   $2,570.6     $2,727.5   $3,240.5   $3,663.9   $4,222.8   $4,310.2
Ratio of Expenses to Average
  Net Assets..................      1.16%        1.09%      1.14%      1.08%      1.15%      1.06%
Ratio of Net Investment Loss
  to Average Net Assets.......     (0.27%)      (0.29%)    (0.00%)    (0.46%)    (0.61%)    (0.44%)
Portfolio Turnover............        53%*        109%       100%       177%       180%       230%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01.

See Notes to Financial Statements                                             17

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                      YEAR ENDED AUGUST 31,
CLASS B SHARES                 FEBRUARY 28,   ----------------------------------------------------
                                   2007         2006       2005       2004       2003       2002
                               -------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD..................   $  33.42     $  34.05   $  29.40   $  29.57   $  27.07   $  38.04
                                 --------     --------   --------   --------   --------   --------
  Net Investment Loss (a).....      (0.18)       (0.37)     (0.25)     (0.38)     (0.36)     (0.41)
  Net Realized and Unrealized
    Gain/Loss.................       2.84        (0.26)      4.90       0.21       2.86     (10.56)
                                 --------     --------   --------   --------   --------   --------
Total from Investment
  Operations..................       2.66        (0.63)      4.65      (0.17)      2.50     (10.97)
                                 --------     --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD......................   $  36.08     $  33.42   $  34.05   $  29.40   $  29.57   $  27.07
                                 ========     ========   ========   ========   ========   ========

Total Return (b)..............      7.96%*      -1.85%     15.82%     -0.57%      9.24%    -28.84%
Net Assets at End of the
  Period (In millions)........   $1,106.7     $1,237.7   $1,731.5   $2,010.4   $2,346.3   $2,395.2
Ratio of Expenses to Average
  Net Assets..................      1.92%        1.85%      1.90%      1.85%      1.91%      1.82%
Ratio of Net Investment Loss
  to Average Net Assets.......     (1.03%)      (1.05%)    (0.76%)    (1.23%)    (1.37%)    (1.20%)
Portfolio Turnover............        53%*        109%       100%       177%       180%       230%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

 18                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                   YEAR ENDED AUGUST 31,
CLASS C SHARES                      FEBRUARY 28,   ----------------------------------------------
                                        2007        2006     2005     2004     2003        2002
                                    -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $34.28      $34.92   $30.16   $30.34   $27.75      $ 39.00
                                       ------      ------   ------   ------   ------      -------
  Net Investment Loss (a)..........     (0.19)      (0.38)   (0.25)   (0.39)   (0.36)       (0.42)
  Net Realized and Unrealized
    Gain/Loss......................      2.92       (0.26)    5.01     0.21     2.95       (10.83)
                                       ------      ------   ------   ------   ------      -------
Total from
  Investment Operations............      2.73       (0.64)    4.76    (0.18)    2.59       (11.25)
                                       ------      ------   ------   ------   ------      -------
NET ASSET VALUE, END OF THE
  PERIOD...........................    $37.01      $34.28   $34.92   $30.16   $30.34      $ 27.75
                                       ======      ======   ======   ======   ======      =======

Total Return (b)...................     7.96%*     -1.83%   15.78%   -0.59%    9.33%(c)   -28.85%
Net Assets at End of the Period (In
  millions)........................    $205.8      $238.4   $332.8   $430.2   $570.1      $ 629.0
Ratio of Expenses to Average Net
  Assets...........................     1.92%       1.85%    1.90%    1.85%    1.91%        1.82%
Ratio of Net Investment Loss to
  Average Net Assets...............    (1.03%)     (1.05%)  (0.75%)  (1.23%)  (1.34%)(c)   (1.20%)
Portfolio Turnover.................       53%*       109%     100%     177%     180%         230%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Loss to Average Net Assets of .03%.

See Notes to Financial Statements                                             19

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                  YEAR ENDED AUGUST 31,
CLASS I SHARES                      FEBRUARY 28,   -------------------------------------------
                                        2007        2006     2005     2004     2003     2002
                                    ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $39.99      $40.33   $34.47   $34.33   $31.10   $ 43.27
                                       ------      ------   ------   ------   ------   -------
  Net Investment Income/Loss (a)...     (0.01)      (0.01)    0.07    (0.08)   (0.11)    (0.07)
  Net Realized and Unrealized
    Gain/Loss......................      3.40       (0.33)    5.79     0.22     3.34    (12.10)
                                       ------      ------   ------   ------   ------   -------
Total from
  Investment Operations............      3.39       (0.34)    5.86     0.14     3.23    (12.17)
                                       ------      ------   ------   ------   ------   -------
NET ASSET VALUE, END OF THE
  PERIOD...........................    $43.38      $39.99   $40.33   $34.47   $34.33   $ 31.10
                                       ======      ======   ======   ======   ======   =======

Total Return (b)...................     8.50%*     -0.84%   17.00%    0.41%   10.39%   -28.13%
Net Assets at End of the Period (In
  millions)........................    $ 59.7      $ 55.6   $ 55.0   $ 31.8   $ 33.9   $  29.8
Ratio of Expenses to Average Net
  Assets...........................     0.91%       0.84%    0.90%    0.84%    0.90%     0.81%
Ratio of Net Investment Income/Loss
  to Average Net Assets............    (0.02%)     (0.03%)   0.20%   (0.21%)  (0.36%)   (0.19%)
Portfolio Turnover.................       53%*       109%     100%     177%     180%      230%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  OCTOBER 1, 2002
                                     SIX MONTHS                                    (COMMENCEMENT
                                       ENDED          YEAR ENDED AUGUST 31,        OF INVESTMENT
CLASS R SHARES                      FEBRUARY 28,   ----------------------------   OPERATIONS) TO
                                        2007        2006        2005      2004    AUGUST 31, 2003
                                    -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $39.08      $39.58      $34.02    $34.04        $29.94
                                       ------      ------      ------    ------        ------
  Net Investment Loss (a)..........     (0.11)      (0.19)      (0.04)    (0.24)        (0.24)
  Net Realized and Unrealized
    Gain/Loss......................      3.28       (0.31)       5.60      0.22          4.34
                                       ------      ------      ------    ------        ------
Total from Investment Operations...      3.17       (0.50)       5.56     (0.02)         4.10
                                       ------      ------      ------    ------        ------
NET ASSET VALUE, END OF THE
  PERIOD...........................    $42.25      $39.08      $39.58    $34.02        $34.04
                                       ======      ======      ======    ======        ======

Total Return (b)...................     8.14%*     -1.26%(c)   16.34%    -0.06%        13.69%*
Net Assets at End of the Period (In
  millions)........................    $  1.4      $  2.0      $  2.0    $ 20.0        $  0.5
Ratio of Expenses to Average Net
  Assets...........................     1.41%       1.27%(c)    1.37%     1.33%         1.41%
Ratio of Net Investment Loss to
  Average Net Assets...............    (0.52%)     (0.47%)(c)  (0.11%)   (0.65%)       (0.85%)
Portfolio Turnover.................       53%*       109%        100%      177%          180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemptions of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets, and Ratio of Net Investment Loss to Average Net Assets reflect actual 12b-1 fees of less than .50%.

See Notes to Financial Statements                                             21

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Growth Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is capital appreciation. The Fund commenced investment operations on October 2, 1970. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class I Shares and Class R Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. During the prior fiscal year, the Fund utilized capital losses carried forward of $600,993,070. At August 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $5,426,033,632, which will expire according to the following schedule.

AMOUNT                                                          EXPIRATION
$2,673,535,919..............................................  August 31, 2010
 2,752,497,713..............................................  August 31, 2011

    At February 28, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $3,300,717,723
                                                              ==============
Gross tax unrealized appreciation...........................  $  715,250,377
Gross tax unrealized depreciation...........................     (26,911,343)
                                                              --------------
Net tax unrealized appreciation on investments..............  $  688,339,034
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. There were no distributions paid during the year ended August 31, 2006.

    As of August 31, 2006, there were no distributable earnings on a tax basis.

F. EXPENSE REDUCTIONS During the six months ended February 28, 2007, the Fund's custody fee was reduced by $76,700 as a result of credits earned on cash balances.

G. FOREIGN CURRENCY TRANSLATION The market value of foreign securities, forward foreign currency contracts and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. The cost of securities is determined using historical exchange rates. Gains and losses on the sale of securities are not segregated for financial reporting purposes between amounts arising from the changes in exchange rates and amounts arising from changes in the market prices of securities. Realized gains and losses on foreign currency include the net realized amount from the sale of foreign currency and the amount realized between trade date and settlement date on securities transactions. Income and expenses are translated at rates prevailing when accrued.

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $350 million..........................................     .575%
Next $350 million...........................................     .525%
Next $350 million...........................................     .475%
Over $1.05 billion..........................................     .425%

    For the six months ended February 28, 2007, the Fund recognized expenses of approximately $58,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $84,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended February 28, 2007, the Fund recognized expenses of approximately $6,663,600 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $482,258 are included in "Other" assets on the Statement of Assets and Liabilities at February 28, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended February 28, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $315,327.

    For the six months ended February 28, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $175,600

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

and contingent deferred sales charge (CDSC) on redeemed shares of approximately $766,500. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended February 28, 2007 and the year ended August 31, 2006, transactions were as follows:

                                           FOR THE                          FOR THE
                                       SIX MONTHS ENDED                    YEAR ENDED
                                      FEBRUARY 28, 2007                 AUGUST 31, 2006
                                 ----------------------------    ------------------------------
                                   SHARES           VALUE          SHARES            VALUE
Sales:
  Class A......................    3,223,389    $ 136,264,805      9,539,369    $   395,313,593
  Class B......................      720,340       25,739,356      2,047,020         72,463,766
  Class C......................      137,027        4,997,554        394,163         14,361,191
  Class I......................      276,573       11,913,868        677,738         28,589,018
  Class R......................       10,401          423,476         25,099          1,037,754
                                 -----------    -------------    -----------    ---------------
Total Sales....................    4,367,730    $ 179,339,059     12,683,389    $   511,765,322
                                 ===========    =============    ===========    ===============
Repurchases:
  Class A......................  (12,226,672)   $(518,079,667)   (21,666,389)   $  (899,288,527)
  Class B......................   (7,080,315)    (253,435,097)   (15,868,735)      (558,115,587)
  Class C......................   (1,530,791)     (56,082,682)    (2,967,859)      (107,402,540)
  Class I......................     (290,518)     (12,478,314)      (651,419)       (27,373,544)
  Class R......................      (29,765)      (1,263,137)       (22,588)          (928,460)
                                 -----------    -------------    -----------    ---------------
Total Repurchases..............  (21,158,061)   $(841,338,897)   (41,176,990)   $(1,593,108,658)
                                 ===========    =============    ===========    ===============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2007, the Fund received redemption fees of approximately $10,900 which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $2,125,003,893 and $2,512,775,526, respectively.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $10,145,400 and $1,448,200 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

7. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on February 29, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN STRATEGIC GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- FEBRUARY 28, 2007 (UNAUDITED) continued

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN STRATEGIC GROWTH FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Strategic Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Strategic Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Strategic Growth Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                        16, 116, 216, 516, 316
                                                                   EMGSAR 4/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-00237P-Y02/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Strategic Growth Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: April 19, 2007

By:  /s/ James W. Garrett
     ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: April 19, 2007